MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.32

Data Compare

Infinity Loan ID	Loan Number	Redacted Loan ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	73977	Loan Documentation Type	Alternative	Full Documentation			Loan Documentation Type is Alternative.	Initial
xx	xx	74894	Occupancy at Origination (Property Usage Type)	Secondary	Primary			The Final Application reflects Occupancy at Origination as secondary.	Initial
xx	xx	63600	B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is ITIN.	Initial
xx	xx	63625	B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is ITIN.	Initial
xx	xx	63625	Original Note Doc Date	xx	xx	-5 (Days)		The Note reflects Original Note Doc Date as xx.	Initial
xx	xx	63656	B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is ITIN.	Initial
xx	xx	63674	B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is ITIN.	Initial
xx	xx	63734	B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is ITIN.	Initial
xx	xx	65129	B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is ITIN.	Initial
xx	xx	65129	Original Note Doc Date	xx	xx	-5 (Days)		The Note reflects Original Note Doc Date as xx.	Initial
xx	xx	65184	B1 Citizenship Status	ITIN-Legal Residency not validated	Permanent Res Alien			Borrower is ITIN.	Initial
xx	xx	74202	Borrower DTI Ratio Percent	17.904%	13.468%	4.436%	4.43600%	Total subject property PITIA (P&I xx + Real Estate Taxes xx + Hazard Insurance xx + Flood Insurance xx + MI xx + HOA Dues xx) equals xx and the monthly other debts equal xx. Total verified monthly income equals xx. Borrower DTI ratio equals 17.904%.	Initial